Consolidated Statements of Changes in Equity - USD ($) $ in Millions	Total	Capital stock	Retained earnings (deficit)	Accumulated other comprehensive income (loss)		Other		Total equity attributable to shareholders	Non-controlling interests
Beginning balance (shares) at Dec. 31, 2021		1,779,331,000
Beginning balance at Dec. 31, 2021	$ 32,307	$ 28,497	$ (6,566)	$ (23)	[1]	$ 1,949	[2]	$ 23,857	$ 8,450
Net income	1,423	0	926	0		0		926	497
Total other comprehensive loss	32	0	0	32	[1]	0		32	0
Total comprehensive income (loss)	1,455	0	926	32	[1]	0		958	497
Transactions with owners
Dividends	(531)	0	(531)	0		0		(531)	0
Disbursements to non-controlling interests (note 15)	(524)	0	0	0		0		0	(524)
Dividend reinvestment plan (note 14)	0	$ 2	(2)	0		0		0	0
Number of shares issued in dividend reinvestment plan with owners		105,000
Increase (decrease) through treasury share transactions, equity	(173)	$ (136)	0	0		(37)	[2]	(173)	0
Number of share options exercised in share-based payment arrangement		(8,500,000)
Number of shares issued in transactions with owners		(8,395,000)
Total transactions with owners	(1,228)	$ (134)	(533)	0		(37)	[2]	(704)	(524)
Ending balance (shares) at Jun. 30, 2022		1,770,936,000
Ending balance at Jun. 30, 2022	32,534	$ 28,363	(6,173)	9	[1]	1,912	[2]	24,111	8,423
Beginning balance (shares) at Dec. 31, 2021		1,779,331,000
Beginning balance at Dec. 31, 2021	32,307	$ 28,497	(6,566)	(23)	[1]	1,949	[2]	23,857	8,450
Ending balance (shares) at Dec. 31, 2022		1,755,350,000
Ending balance at Dec. 31, 2022	31,289	$ 28,114	(7,282)	26	[1]	1,913	[2]	22,771	8,518
Net income	771	0	425	0		0		425	346
Total other comprehensive loss	(8)	0	0	(8)	[1]	0		(8)	0
Total comprehensive income (loss)	763	0	425	(8)	[1]	0		417	346
Transactions with owners
Dividends	(349)	0	(349)	0		0		(349)	0
Funding from non-controlling interests	10	0	0	0		0		0	10
Disbursements to non-controlling interests (note 15)	(228)	0	0	0		0		0	(228)
Dividend reinvestment plan (note 14)	0	$ 2	(2)	0		0		0	0
Number of shares issued in dividend reinvestment plan with owners		118,000
Number of shares issued in transactions with owners		118,000
Total transactions with owners	$ (567)	$ 2	(351)	0		0	[2]	(349)	(218)
Ending balance (shares) at Jun. 30, 2023	1,755,467,937	1,755,468,000
Ending balance at Jun. 30, 2023	$ 31,485	$ 28,116	$ (7,208)	$ 18	[1]	$ 1,913	[2]	$ 22,839	$ 8,646

[1]	Includes cumulative translation losses at June 30, 2023: $95 million (December 31, 2022: $93 million; June 30, 2022: $93 million)
[2]	Includes additional paid-in capital as at June 30, 2023: $1,875 million (December 31, 2022: $1,875 million; June 30, 2022: $1,874 million).